Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Components of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2025	2024
Trade creditors	$232.5	$252.0
Accrued interest	7.7	14.5
Accrued customer rebates	132.0	121.3
Other creditors and accruals	74.2	75.5
Total	$446.4	$463.3